Debt (Short-term Borrowings) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Short-term Debt [Abstract]
Bank obligations	$ 133.1	$ 234.3
Commercial paper	802.7	1,260.0
Total Short-term Borrowings	$ 935.8	$ 1,494.3